APRIL 1, 2000

                                                       ASSET CLASSES

                                                       *    EQUITY FUNDS
                                                       *    FUNDS OF FUNDS
                                                       *    BOND FUNDS
                                                       *    TAX FREE BOND FUNDS
                                                      (*)   MONEY MARKET FUNDS


FUND PROFILE

FIRST AMERICAN

MONEY MARKET
        FUNDS

CLASS A, CLASS B,
AND CLASS C SHARES

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 1-800-637-2548, or by contacting your investment professional.


[LOGO] FIRST AMERICAN FUNDS (R)
       THE POWER OF DISCIPLINED INVESTING (R)

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is designed to show you how performance of the fund's shares has varied from year to year. However, because Class A shares were first offered in 1998, only one calendar year of performance is presented. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
                                                                               1
FUND PROFILE - First American Government Obligations Fund

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1999      5.15%

Best Quarter:
Quarter ending:     March 31, 1991     1.53%

Worst Quarter:
Quarter ending:     June 30, 1993      0.71%


AVERAGE ANNUAL TOTAL RETURNS              Inception           Year                      Since
AS OF 12/31/99                                 Date     To Date(2)     One Year     Inception
---------------------------------------------------------------------------------------------
Government Obligations Fund (Class A)       4/29/98          1.26%         5.15%        4.92%
---------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 3/31/2000 was 1.26%.
(2) Year to date performance for the fund is for the period from 1/1/2000 to 3/31/2000.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

                                                                         CLASS A
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                              None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None

 ANNUAL MAINTENANCE FEE(2)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                     $    25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.40%
 Distribution and Service (12b-1) Fees                                    0.25%
 Other Expenses                                                           0.17%
 TOTAL                                                                    0.82%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

    Waiver of Fund Expenses                                              (0.07)%
    TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.75%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.77%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.


--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

   1 year                                                                 $   84
   3 years                                                                $  262
   5 years                                                                $  455
  10 years                                                                $1,014


                                                                               2
FUND PROFILE - First American Government Obligations Fund

FIRST AMERICAN PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

o  commercial paper.

o  non-convertible corporate debt securities.

o  loan participation interests.

o  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. The table illustrates the fund's average annual total returns over different time periods. Because Class C shares have not been offered for a full year, no information is presented for these shares. Both the chart and the table assume that all distributions have been reinvested.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                                                                               3
FUND PROFILE - First American Prime Obligations Fund

FIRST AMERICAN PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1996           4.97%
1997           5.12%
1998           5.04%
1999           4.57%

Best Quarter:
Quarter ending:   December 31, 1997   1.29%

Worst Quarter:
Quarter ending:   December 31, 1998   1.18%



AVERAGE ANNUAL TOTAL RETURNS         Inception        Year                      Since
AS OF 12/31/99                            Date  To Date(2)      One Year    Inception
-------------------------------------------------------------------------------------
Prime Obligations Fund (Class A)       1/21/95       1.29%         5.04%        5.16%
-------------------------------------------------------------------------------------
Prime Obligations Fund (Class B)       1/23/95       1.13%         4.28%        4.38%
-------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 3/31/2000 was 1.29%.
(2) Year to date performance for the fund is for the period from 1/1/2000 to 3/31/2000.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

                                                       CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                             None       None         None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                    None       5.00%(2)     1.00%(2)

 ANNUAL MAINTENANCE FEE(3)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500    $    25    $    25      $    25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
 Management Fees                                         0.40%     0.40%        0.40%
 Distribution and Service (12b-1) Fees                   0.25%     1.00%        1.00%
 Other Expenses                                          0.22%     0.11%        0.11%
 TOTAL                                                   0.87%     1.51%        1.51%
------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

    Waiver of Fund Expenses                     (0.07)%   (0.06)%      (0.06)%
    TOTAL ACTUAL ANNUAL OPERATING EXPENSES
        (AFTER WAIVERS)                          0.80%     1.45%        1.45%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.84%, 1.48% AND 1.48%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Class B and Class C shares generally are available only in exchange for Class B or Class C shares, respectively, of another First American fund. The contingent deferred sales charge imposed when you sell your Class B or Class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original First American fund.

(3) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.
--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

                                         CLASS B                    CLASS B                   CLASS C                   CLASS C
                             assuming redemption     assuming no redemption       assuming redemption    assuming no redemption
               CLASS A     at end of each period      at end of each period     at end of each period     at end of each period
             ---------   -----------------------   ------------------------   -----------------------   -----------------------
   1 year     $   89                      $  654                     $  154                    $  352                    $  252
   3 years    $  278                      $  877                     $  477                    $  572                    $  572
   5 years    $  482                      $1,024                     $  824                    $  915                    $  915
  10 years    $1,073                      $1,629                     $1,629                    $1,884                    $1,884



                                                                               4
FUND PROFILE - First American Prime Obligations Fund

FIRST AMERICAN TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE



                                                                               5
FUND PROFILE - First American Tax Free Obligations Fund

FIRST AMERICAN TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1,2)

[BAR CHART]

1996           2.65%
1997           2.87%
1998           2.85%
1999           2.59%

Best Quarter:
Quarter ending:   June 30, 1998        0.77%

Worst Quarter:
Quarter ending:   September 30, 1996   0.63%



AVERAGE ANNUAL TOTAL RETURNS            Inception           Year                      Since
AS OF 12/31/991                              Date     To Date(3)      One Year    Inception
-------------------------------------------------------------------------------------------
Tax Free Obligations Fund (Class A)        1/9/95          0.72%         2.85%        2.85%
-------------------------------------------------------------------------------------------

(1) Performance prior to 11/25/97 is that of Qualivest Tax-Free Money Market
    Fund.
(2) Total return for the period from 1/1/2000 to 3/31/2000 was 0.72%.
(3) Year to date performance for the fund is for the period from 1/1/2000 to 3/31/2000.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)


                                                                         CLASS A
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                               None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

 ANNUAL MAINTENANCE FEE(2)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                      $    25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.40%
 Distribution and Service (12b-1) Fees                                    0.25%
 Other Expenses                                                           0.17%
 TOTAL                                                                    0.82%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

    Waiver of Fund Expenses                                              (0.08)%
    TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.74%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.75%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

   1 year                                                                 $   84
   3 years                                                                $  262
   5 years                                                                $  455
  10 years                                                                $1,014



                                                                               6
FUND PROFILE - First American Tax Free Obligations Fund

FIRST AMERICAN TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                                                                               7
FUND PROFILE - First American Treasury Obligations Fund

FIRST AMERICAN TREASURY OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1998           4.84%
1999           4.38%


Best Quarter:
Quarter ending:   September 30, 1998   1.23%

Worst Quarter:
Quarter ending:   December 31, 1998    1.09%



AVERAGE ANNUAL TOTAL RETURNS            Inception           Year                       Since
AS OF 12/31/99                               Date     To Date(2)     One Year      Inception
--------------------------------------------------------------------------------------------
Treasury Obligations Fund (Class A)       11/3/97          1.22%        4.84%          4.87%
--------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2000 to 3/31/2000 was 1.22%.
(2) Year to date performance for the fund is for the period from 1/1/2000 to 3/31/2000.

PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)



                                                                         CLASS A
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                               None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

 ANNUAL MAINTENANCE FEE(2)
 ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                      $    25
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.40%
 Distribution and Service (12b-1) Fees                                     0.25%
 Other Expenses                                                            0.11%
 TOTAL                                                                     0.76%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

    Waiver of Fund Expenses                                              (0.06)%
    TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.70%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares.


--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

   1 year                                                                   $ 78
   3 years                                                                  $243
   5 years                                                                  $422
  10 years                                                                  $942


                                                                               8
FUND PROFILE - First American Treasury Obligations Fund

FIRST AMERICAN MONEY MARKET FUNDS

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the investment advisor for each of the funds. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of March 31, 2000, it had more than $81 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

The funds are managed by a team of persons associated with First American Asset Management.


--------------------------------------------------------------------------------
BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). Class A shares are offered at net asset value with no front-end sales load or contingent deferred sales charge (CDSC). For Prime Obligations Fund, Class B and Class C shares are only available in exchange for Class B or Class C shares, respectively, of another First American fund or, in the case of Class B shares, to set up a systematic exchange program to purchase Class B shares of other First American funds. Class B shares are subject to a CDSC within six years of the date the original First American fund was purchased; you will pay a 5% CDSC in the first year, declining to 0% by the beginning of the seventh year. At the beginning of the seventh year, Class B shares are converted to Class A shares. Class C shares are subject to a 1% CDSC if shares are redeemed within 18 months of the date you purchased the original First American fund shares.

You may purchase shares of the funds by contacting your investment professional or financial institution. You may also purchase shares of the funds by completing a new account application. New account applications may be obtained by calling First American Funds Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
SELLING SHARES

If you are selling Class B or Class C shares, you may pay a CDSC.

If you purchased shares of the funds through an investment professional or financial institution, simply call them to sell your shares. You may also sell your shares by calling Investor Services at 1-800-637-2548. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.


--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Dividend and capital gain distributions will be reinvested in additional shares of the funds, unless you request otherwise. Dividends from each fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares. Dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.


--------------------------------------------------------------------------------
SERVICES OFFERED

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling First American Funds Investor Services at 1-800-637-2548.


FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330 First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

4/2000 3017-99 FPMM(R)

                                                                               9
FUND PROFILE - First American Money Market Funds

                                                             APRIL 1, 2000

                                                             ASSET CLASSES

                                                         *   EQUITY FUNDS
                                                         *   FUNDS OF FUNDS
                                                         *   BOND FUNDS
                                                         *   TAX FREE BOND FUNDS
                                                        (*)  MONEY MARKET FUNDS

FUND PROFILE

FIRST AMERICAN

PRIME OBLIGATIONS
        FUND

U.S. BANCORP
401(K) SAVINGS PLAN

CLASS Y SHARES

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING 1-800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.

[LOGO] FIRST AMERICAN FUNDS (R)
       THE POWER OF DISCIPLINED INVESTING (R)

FIRST AMERICAN PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including: securities issued by the U.S. government or one of its agencies or instrumentalities; U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances); commercial paper; non-convertible corporate debt securities; loan participation interests; and repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.
You may obtain either or both of these reports at no cost by calling First American Investor Services at 1-800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.


               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                                                                               1
FUND PROFILE - First American Prime Obligations Fund

FIRST AMERICAN PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

The illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1991           5.86%
1992           3.54%
1993           2.99%
1994           4.08%
1995           5.78%
1996           5.23%
1997           5.39%
1998           5.32%
1999               %


Best Quarter:
Quarter ending:     March 31, 1991     1.65%

Worst Quarter:
Quarter ending:     June 30, 1993      0.73%



AVERAGE ANNUAL TOTAL RETURNS    Inception         Year                                      Since
AS OF 12/31/99                       Date   To Date(2)     One Year     Five Years      Inception
-------------------------------------------------------------------------------------------------
Prime Obligations Fund             3/1/90        1.38%        4.96%          5.34%          5.07%
-------------------------------------------------------------------------------------------------

(1) Total return for the period from 12/31/99 to 3/31/2000 was 1.38%.

(2) Year to date performance for the fund is for the period from 12/31/99 to 3/31/2000.


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)


--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                               None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.40%
 Distribution and Service (12b-1) Fees                                     None
 Other Expenses                                                           0.11%
 TOTAL                                                                    0.51%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

    Waiver of Fund Expenses                                              (0.06)%
    TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                0.45%


THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.48%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

   1 year                                                                   $ 52
   3 years                                                                  $164
   5 years                                                                  $285
  10 years                                                                  $640


                                                                               2
FUND PROFILE - First American Prime Obligations Fund

FIRST AMERICAN PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of March 31, 2000, it had more than $81 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.


--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 701/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 591/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to Internet Web site at www.rsweb.com/60587.


FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330 First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

4/2000 3017-99 FPMM (I)

                                                                               3
FUND PROFILE - First American Prime Obligations Fund

[LOGO] FIRST AMERICAN FUNDS(R)

First American Investment Funds, Inc.
First American Strategy Funds, Inc.
First American Funds, Inc.

MAIL TO: First American Funds
P.O. Box 219382, Kansas City, MO 64121-9382
FOR MORE INFORMATION CALL: 1-800-637-2548

NEW ACCOUNT APPLICATION

Investors may purchase fund shares after reviewing fund profiles or after requesting and reviewing fund prospectuses.

Please Print Clearly

1.  SHAREHOLDER REGISTRATION

--------------------------------------------------------------------------------
NAME IN WHICH SHARES WILL BE REGISTERED
(YOUR FULL NAME, OR NAME OF CORPORATION, OR TRUSTEE)

--------------------------------------------------------------------------------
ADDRESS

--------------------------------------------------------------------------------
CITY                              STATE                   ZIP

(    )                              (    )
--------------------------------------------------------------------------------
DAYTIME PHONE                       EVENING PHONE

--------------------------------------------------------------------------------
SOCIAL SECURITY OR TAX ID NUMBER

[ ] U.S. CITIZEN      [ ] OTHER
                                 -----------------------------------------------
                                                    SPECIFY

2.  TYPE OF ACCOUNT

[ ] INDIVIDUAL        [ ] JOINT

--------------------------------------------------------------------------------
JOINT ACCOUNT OWNER

--------------------------------------------------------------------------------
SOCIAL SECURITY OR TAX ID NUMBER

[ ] TRUST
          ----------------------------------------------------------------------
           NAME OF TRUST

          ----------------------------------------------------------------------
           DATE OF TRUST AGREEMENT

[ ] CORPORATION, PARTNERSHIP OR OTHER ENTITY

Remember, your Social Security/Taxpayer ID number must be provided to avoid back-up withholding.

--------------------------------------------------------------------------------
NAME

--------------------------------------------------------------------------------
SOCIAL SECURITY OR TAX ID NUMBER

[ ] GIFT TO MINOR
                  --------------------------------------------------------------
                                        CUSTODIAN'S NAME
AS CUSTODIAN FOR
                 ---------------------------------------------------------------
                                          NAME OF MINOR

UNDER THE                         UNIFORM GIFT/TRANSFER TO MINORS ACT
          -----------------------
                   STATE

$250 PER FUND MINIMUM GIFT

3.  FIRST AMERICAN FUND SELECTION*

Check the fund(s) and indicate the amount of investment for each fund. Minimum investment: $1,000 per fund. Enclose one check for the total amount of your investment.

FUND                          AMOUNT               CLASS OF SHARES

MONEY MARKET
Government Obligations        $_______ [ ] A(829)
Prime Obligations             $_______ [ ] A(766)  [ ] B(767)  [ ] C(1316)
Tax Free Obligations          $_______ [ ] A(746)
Treasury Obligations          $_______ [ ] A(828)

*Class B shares available only for exchanges from other Class B shares or for participation in the systematic exchange program, section 9-B.

FUND                          AMOUNT               CLASS OF SHARES

TAX FREE BOND
Arizona Tax Free              $_______ [ ] A(1336)             [ ] C(1337)
California Intermediate
   Tax Free                   $_______ [ ] A(749)
California Tax Free           $_______ [ ] A(1339)             [ ] C(1340)
Colorado Intermediate
   Tax Free                   $_______ [ ] A(806)
Colorado Tax Free             $_______ [ ] A(1342)             [ ] C(1343)
Intermediate Tax Free         $_______ [ ] A(771)
Minnesota Intermediate
   Tax Free                   $_______ [ ] A(804)
Minnesota Tax Free            $_______ [ ] A(484)              [ ] C(1320)
Oregon Intermediate
   Tax Free                   $_______ [ ] A(779)
Tax Free                      $_______ [ ] A(483)              [ ] C(1319)

BOND
Corporate Bond                $_______ [ ] A(1345) [ ] B(1346) [ ] C(1347)
Fixed Income                  $_______ [ ] A(773)  [ ] B(774)  [ ] C(1317)
Intermediate Term
   Income                     $_______ [ ] A(776)
Limited Term Income           $_______ [ ] A(778)
Strategic Income              $_______ [ ] A(942)  [ ] B(492)  [ ] C(1318)

FUNDS OF FUNDS
Strategy Aggressive
   Growth                     $_______ [ ] (827)
Strategy Growth               $_______ [ ] (825)
Strategy Growth &
   Income                     $_______ [ ] (826)
Strategy Income               $_______ [ ] (824)

LARGE CAP
Balanced                      $_______ [ ] A(798)  [ ] B(7990) [ ] C(1322)
Equity Income                 $_______ [ ] A(759)  [ ] B(764)  [ ] C(1323)
Equity Index                  $_______ [ ] A(789)  [ ] B(790)  [ ] C(1321)
Large Cap Growth              $_______ [ ] A(760)  [ ] B(765)  [ ] C(1325)
Large Cap Value               $_______ [ ] A(783)  [ ] B(784)  [ ] C(1324)

MID CAP
Mid Cap Growth                $_______ [ ] A(487)  [ ] (496)   [ ] C(1327)
Mid Cap Value                 $_______ [ ] A(786)  [ ] (787)   [ ] C(1326)

SMALL CAP
Small Cap Growth              $_______ [ ] A(808)  [ ] B(809)  [ ] C(1329)
Small Cap Value               $_______ [ ] A(740)  [ ] B(741)  [ ] C(1328)
International
Emerging Markets              $_______ [ ] A(489)  [ ] B(494)  [ ] C(1331)
International                 $_______ [ ] A(814)  [ ] B(815)  [ ] C(1330)
International Index           $_______ [ ] A(743)  [ ] B(744)  [ ] C(1332)

SECTOR
Health Sciences               $_______ [ ] A(821)  [ ] B(822)  [ ] C(1333)
Real Estate Securities        $_______ [ ] A(817)  [ ] B(820)  [ ] C(1334)
Technology                    $_______ [ ] A(811)  [ ] B(812)  [ ] C(1335)

TOTAL INVESTMENT              $___________________________________________

METHOD OF PAYMENT:

[ ] Enclosed is my check for the total amount of my investment made payable to First American Funds.

[ ] Bank wire sent _____________________________________________________________
                                   CONTROL NUMBER                     DATE

NOTE: To purchase shares by federal funds or bank wire, call 1-800-637-2548.

--------------------------------------------------------------------------------
  NOT FDIC INSURED              NO BANK GUARANTEE              MAY LOSE VALUE
--------------------------------------------------------------------------------

4.  DIVIDEND INCOME & CAPITAL GAINS

Check your choice of dividend/capital gain distribution and choose your payment method, if applicable.

Check one only; if none is checked, all dividend income and capital gains, if any, will be reinvested automatically.

[ ] Reinvest all dividend income and capital gains.

[ ] Pay dividends in cash and reinvest capital gains.

[ ] Pay capital gains in cash and reinvest dividends.

[ ] Pay all dividend income and capital gains in cash.

METHOD OF PAYMENT: If dividend income or capital gains are to be distributed in cash, select one of the following:

[ ] Check sent to the address of record.

[ ] Cash via Automated Clearing House (ACH). (See section 7.)

5.  SPECIAL DIVIDEND SERVICE (OPTIONAL)

Special dividend service allows you to invest income and capital gains from one First American Fund into another First American Fund account.

[ ] Check here if you want this service.

I hereby authorize the fund distributor, SEI Investments Distribution Co., to invest dividends and capital gains as indicated below:

[ ] Invest both dividends and capital gains.

FROM:                                    TO:

---------------------------------------  ---------------------------------------
(fund name)                              (fund name)

---------------------------------------  ---------------------------------------
(account number)                         (account number)

[ ] Invest only the dividends.

FROM:                                    TO:

---------------------------------------  ---------------------------------------
(fund name)                              (fund name)

---------------------------------------  ---------------------------------------
(account number)                         (account number)

6.  TELEPHONE EXCHANGE & REDEMPTION

The fund(s) currently offer telephone exchange and redemption privileges to shareholders, whereby a shareholder may redeem funds and make wire transfers over the telephone ($50,000 MAXIMUM PER DAY). To establish wire transfer rights, please complete the section related to Bank & Wire Instructions. Shareholders may also make fund to fund exchanges over the telephone. Neither the transfer agent nor the fund(s) will be responsible for the authenticity of redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The fund(s) and transfer agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone instructions if it does not employ these procedures. Such procedures may include taping of telephone conversations.

[ ] I DO NOT WANT the telephone exchange and redemption privileges indicated above.

[ ] I DO WANT the telephone exchange and redemption privileges indicated above.

NOTE: IF YOU DO NOT ELECT ONE OF THE CHOICES ABOVE, YOUR ACCOUNT WILL AUTOMATICALLY HAVE THE TELEPHONE EXCHANGE AND REDEMPTION FEATURE.

7.  BANK & WIRE INSTRUCTIONS

If you wish to redeem shares with payment via wire transfer, or make use of the systematic investment plan or systematic withdrawal plan, you must attach a voided check for the bank account you wish to use, or provide full bank account information as shown below. Any change in these instructions must be made in writing to First American Funds and signature guaranteed.

--------------------------------------------------------------------------------
BANK NAME                                     BRANCH OFFICE (IF APPLICABLE)

--------------------------------------------------------------------------------
BANK ADDRESS (DO NOT USE P.O. BOX)

--------------------------------------------------------------------------------
CITY                                          STATE                ZIP

--------------------------------------------------------------------------------
NAME(S) ON YOUR BANK ACCOUNT

--------------------------------------------------------------------------------
BANK ACCOUNT NUMBER                           BANK ABA NUMBER

Account Type (check one):     [ ] Checking                [ ] Savings

Please indicate whether you would like an:

[ ] ACH Record     [ ] Wire Record     [ ] Both an ACH and Wire Record

8.  CHECK WRITING PRIVILEGE (OPTIONAL)

Available on the First American Prime Obligations Fund Class A shares only.

[ ] Check here if you want this service.

If you elect this service, you must complete the signature card. (See section 14.) Allow 14 business days for delivery of your checkbook after our receipt of the signed signature card. Checks may be written against your money market investment for a minimum of $100 each check.

9.  SYSTEMATIC EXCHANGE PLAN (OPTIONAL)

Complete either Section A, B, or C below.

A. FOR SYSTEMATIC EXCHANGES FROM FIRST AMERICAN PRIME OBLIGATIONS CLASS A SHARES TO ALL OTHER CLASS A SHARE FUNDS.*

Exchanges will take place on the 20th of each month.

Total investment amount to be exchanged: $______________________________________

FROM: Prime Obligations account number (if known) ______________________________

TO: Fund Name and account number (if known)         Monthly $ amount ($100 min.)

____________________________________________________   $__________________/month

____________________________________________________   $__________________/month

____________________________________________________   $__________________/month

*Please note that if anticipated investment over the next 13 months is greater than $50,000, you may complete section 12 for letter of intent breakpoints.

B. FOR SYSTEMATIC EXCHANGES FROM FIRST AMERICAN PRIME OBLIGATIONS CLASS B SHARES TO ALL OTHER CLASS B SHARE FUNDS.

Entire investment must be exchanged within: (must choose one)

[ ] 6 months from date of purchase

[ ] 12 months from date of purchase

Exchanges will take place on the 20th of each month.

**Total investment amount $_____________________________________________________

FROM: Prime Obligations account number (if known) ______________________________

TO: Fund Name and account number (if known)              Amount total per fund**

____________________________________________________   $________________________

____________________________________________________   $________________________

____________________________________________________   $________________________

(Must equal initial total investment above)____**Total $________________________

**Each fund investment amount must total at least $1000. The monthly investment amount will be calculated automatically by dividing the total amount per fund by the time period chosen above. The exchange each month must equal at least $100 per fund.

C. FOR SYSTEMATIC EXCHANGES FROM FIRST AMERICAN PRIME OBLIGATIONS CLASS C SHARES TO ALL OTHER CLASS C SHARE FUNDS.

Entire investment must be exchanged within: (must choose one)

[ ] 6 months from date of purchase

[ ] 12 months from date of purchase

Exchanges will take place on the 20th of each month.

**Total investment amount $_____________________________________________________

FROM: Prime Obligations account number (if known) ______________________________

TO: Fund Name and account number (if known)             Amount total per fund***

____________________________________________________   $________________________

____________________________________________________   $________________________

____________________________________________________   $________________________

(Must equal initial total investment above)____**Total $________________________

**Each fund investment amount must total at least $1000. The monthly investment amount will be calculated automatically by dividing the total amount per fund by the time period chosen above. The exchange each month must equal at least $100 per fund.

10. SYSTEMATIC INVESTMENT PLAN (OPTIONAL)

If you choose this option, you must attach a voided check of the bank account you wish to use or provide full bank information in section 7.

Each fund must have a minimum initial investment of $1,000.

[ ] Check here if you want this service.

I authorize the fund distributor, SEI Investments Distribution Co., to draw on my bank account on a periodic basis as indicated below, for investments in my First American Funds account. I understand that if there are insufficient funds in my account, finance charges may apply.

[ ] I have attached a voided check, OR

[ ] I have provided bank information in section 7

Periodic investment amount $____________________________________________________
                                                ($100 minimum)
Name of fund____________________________________________________________________
To specify additional systematic investments, please attach a separate sheet.

PREFERRED INVESTMENT SCHEDULE:

[ ] Semi-monthly, on the 5th and 20th day of each month beginning_______________
                                                                     (MONTH)
Monthly, on the (check one):

[ ] 5th day of each month beginning ____________________________________________
                                                       (MONTH)

[ ] 20th day of each month beginning ___________________________________________
                                                       (MONTH)

11. SYSTEMATIC WITHDRAWAL PLAN (OPTIONAL)

If you choose payment by ACH, you must attach a voided check or provide full bank information in section 7.

[ ] Check here if you want this service.

To establish a systematic withdrawal plan (SWP), an investor must own or purchase shares of First American funds having a current net asset value of at least $5,000.

Name of fund ___________________________________________________________________
To specify additional SWPinvestments, please attach a separate sheet.

AMOUNT AND FREQUENCY OF PAYMENTS:

CLASS A SHARES

Beginning in _______________________________________________________ please make
                                    (MONTH, YEAR)
payments of ____________________________________________ (Indicate percentage or dollar amount to withdraw in space provided, $100 minimum).

[ ] Monthly   [ ] Quarterly   [ ] Semi-annually   [ ] Annually

Payments to be made on the [ ] 5th or [ ] 20th of the month.

CLASS B OR CLASS C SHARES

Beginning in _______________________________________________________ please make
                                    (MONTH, YEAR)
payments equal to _______% of my account value. (Amount must be specified as a percentage of account value, not as a fixed dollar amount. Indicate percentage to withdraw in space provided. For Class B and Class C shares, up to 12% of account value can be redeemed without a back-end sales charge. You may choose a dollar amount or percentage in excess of 12%; however, any applicable back-end sales charges will be assessed against the total amount withdrawn. Initially, account is valued as of SWP set-up date, subsequent market value adjustments will be done at the end of the calendar year. See prospectuses for more information).

[ ] Monthly   [ ] Quarterly   [ ] Semi-annually   [ ] Annually

Payments to be made on the [ ] 5th or [ ] 20th of the month.

PAYMENT INSTRUCTIONS (CHECK ONE):

[ ] I wish to have payments under the SWP made via ACH to my bank account.
    (Please attach a voided check from the bank account you wish to use, or complete section 7.)

[ ] I wish to have payments under the SWP made to me by check and sent to the address on my account.

[ ] I wish to have payments under the SWP made directly to my First American
    Funds' money market fund (ADP-SWP):

    ____________________________________________________________________________
    ACCOUNT NUMBER

[ ] I wish to have payments under the SWP made to me by check at the following address:

--------------------------------------------------------------------------------
ADDRESS

--------------------------------------------------------------------------------
CITY                                          STATE                ZIP

12. LETTER OF INTENT (OPTIONAL)

Applies to Class A shareholders only.

Letter of Intent allows you to aggregate anticipated purchases over a 13-month period to obtain a reduced sales charge.

[ ] Check here if you want this service.

Although I am not obligated to do so, I intend to purchase shares of First American Funds (as enumerated in the prospectus) over the next 13-month period which will equal or exceed:

[ ] $50,000       [ ] $250,000      [ ] $1 Million
[ ] $100,000      [ ] $500,000

The letter of intent may include all purchases up to 90 days preceding the date the letter was signed. Each purchase will be made at the reduced offering price applicable to the amount checked above, as described in the prospectus.

By completing this letter of intent and signing this application, I agree to the terms and conditions of the letter of intent. I hereby irrevocably constitute and appoint SEI Investments Distribution Co., my attorney, with full power of substitution, to surrender for redemption any or all shares of First American funds held as security as described in the prospectus.

13. SIGNATURE & CERTIFICATION (REQUIRED)

I affirm that I have reviewed either the fund profile(s) or the current prospectus(es) of the fund(s) selected on the first page and agree to their terms. I agree that SEI Investments Distribution Co. (SIDC), the transfer agent, First American Investment Funds, Inc./First American Strategy Funds, Inc./First American Funds, Inc. or any affiliate or their officers, directors or employees will not be liable for any loss, expense or cost for acting upon any instructions or inquiries believed genuine.

I understand that First American Asset Management serves as the advisor to the First American Funds. I understand that these investment products are not FDIC insured, are not deposits of, obligations of, or guaranteed by any bank, and involve investment risks, including possible loss of the principal invested. By signing this application, I hereby certify, under penalties of perjury, that the information on this application is complete and correct and, as required by federal law (Please check applicable boxes):

[ ] U.S. Citizen/Taxpayer:

    [ ] I certify that (1) the number shown above on this form is the correct
        Social Security number or Tax IDnumber and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

    [ ] If no Tax ID number or Social Security number has been provided above, I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID number or a Social Security number, and I understand that if I do not provide either number to the transfer agent within 60 days of the date of this application or if I fail to furnish my correct Social Security number or Tax ID number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request this form by calling 1-800-637-2548.)

[ ] Non-U.S. Citizen/Taxpayer: Indicate country of residence for tax purposes:
    Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

X
--------------------------------------------------------------------------------
SIGNATURE (INDIVIDUAL OR CUSTODIAN)                         DATE

X
--------------------------------------------------------------------------------
SIGNATURE (JOINT REGISTRANT, IF ANY)                        DATE

X
--------------------------------------------------------------------------------
SIGNATURE & TITLE                                           DATE
(CORPORATE OFFICER, PARTNER, TRUSTEE, ETC.)

14. HOW TO ESTABLISH CHECK WRITING CAPABILITY (OPTIONAL)

To establish the check writing privilege for Prime Obligations Fund Class A shares, all registered owners must sign below with a black ballpoint pen. (To establish the privilege for additional accounts, request an application supplement from your investment professional or call First American Funds at the toll-free number on the front of this application.)

METHOD OF PAYMENT:

Corporations, trusts, partnerships, and associations must also complete a corporate resolution or certification form. Request an application supplement.

[ ] Check here if more than one signature is required. If this circle is not marked, only one signature will be required on checks. (See notes on reverse.)

--------------------------------------------------------------------------------
OWNER'S NAME                                     SOCIAL SECURITY NUMBER

--------------------------------------------------------------------------------
OWNER'S SIGNATURE                                           DATE

--------------------------------------------------------------------------------
SIGNATURE(S) OF CO-OWNER(S) (IF ANY)                        DATE




DEALER INFORMATION:
--------------------------------------------------------------------------------
(Dealer must have approved agreement with fund distributor, SEI Investments Distribution Co.)

--------------------------------------------------------------------------------
FIRM

--------------------------------------------------------------------------------
ADDRESS

--------------------------------------------------------------------------------
CITY                                          STATE                ZIP

--------------------------------------------------------------------------------
PHONE                                         OFFICE NUMBER

--------------------------------------------------------------------------------
NAME OF REPRESENTATIVE/NUMBER (PLEASE PRINT)

--------------------------------------------------------------------------------
SIGNATURE OF REPRESENTATIVE

--------------------------------------------------------------------------------
SIGNATURE OF DEALER/SALES MANAGER

CHECK WRITING SIGNATURE CARD

(Not available for retirement accounts)

Please provide information requested on reverse side. The payment of funds on the conditions set forth below is authorized by the signature(s) appearing on the reverse side.

CONDITIONS: All checks will require all signatures administered exactly as they appear on the reverse side unless authority has been given to honor checks having an abbreviated first name or lacking or adding a middle initial providing that the signature is otherwise acceptable. Each signatory will guarantee the signature of those listed on the account.

The bank is authorized by the person(s) signing this card ("depositors") to honor any check for not less than the amount printed on the face of the check against the checking account and is directed to forward said check to the "fund" as authority to reimburse the bank by redeeming a sufficient number of shares for which share certificates have not been issued in the depositor's shareholder account.

Depositors will be subject to the bank's rules and regulations governing such checking accounts including the right of the bank not to honor checks in amounts exceeding the value of the depositor's shareholder account with the "fund" at the time the check is presented for payment. The undersigned understands that there may be bank service charges in connection with the program (i.e., for insufficient funds or for checks written under $100) which will be deducted from the undersigned's investor account.

Depositors hereby authorize the "fund" or its redemption agent to honor redemption requests presented in the above manner by the bank. It is further agreed as follows:

(1) All items must be a minimum amount, if so printed on the face of the check, or they will be returned to the depositor marked "non-sufficient funds." Deposits into the account may be made only by the "fund."

(2) Cancelled checks will be returned to the depositor(s) once monthly.

(3) The account may not be used for any purpose other than the presentment, forwarding and payment of checks relating to a mutual fund share account in the "fund."

(4) The bank reserves the right to change, modify or terminate this agreement at any time upon notification mailed to the address noted on the reverse side of this card.





                                                               1/2000   3024-99R